Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended		3 Months Ended	5 Months Ended		6 Months Ended	8 Months Ended		9 Months Ended	11 Months Ended		12 Months Ended		14 Months Ended		15 Months Ended	17 Months Ended		18 Months Ended	20 Months Ended		21 Months Ended	23 Months Ended		24 Months Ended	26 Months Ended		27 Months Ended	29 Months Ended		30 Months Ended	32 Months Ended		33 Months Ended	35 Months Ended		36 Months Ended	38 Months Ended		39 Months Ended	41 Months Ended		42 Months Ended	44 Months Ended		45 Months Ended	47 Months Ended		48 Months Ended	50 Months Ended		51 Months Ended	53 Months Ended		54 Months Ended	56 Months Ended		57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
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C000109500
Account Value [Line Items]
Line Graph and Table Measure Name															Investor Shares
Accumulated Value			$ 10,000			$ 10,151			$ 10,315			$ 10,677				$ 10,538			$ 10,357			$ 10,509			$ 10,536			$ 10,660			$ 10,647			$ 10,782			$ 10,830			$ 10,839			$ 11,130			$ 11,363			$ 11,843			$ 11,965			$ 12,112			$ 12,077			$ 12,274	$ 12,334	$ 12,359	$ 12,097	$ 12,335	$ 12,091	$ 11,961	$ 11,235	$ 11,296	$ 10,620	$ 10,827	$ 10,960	$ 10,955	$ 10,782	$ 11,443	$ 11,339	$ 11,676	$ 11,815	$ 11,924	$ 12,083	$ 12,122	$ 12,324
C000109503
Account Value [Line Items]
Line Graph and Table Measure Name															ETF Shares Net Asset Value
Accumulated Value			10,000			10,153			10,321			10,679				10,546			10,365			10,518			10,541			10,667			10,662			10,791			10,842			10,853			11,149			11,378			11,861			11,982			12,132			12,098			12,306	12,365	12,386	12,130	12,372	12,128	12,004	11,269	11,334	10,653	10,865	11,003	11,001	10,831	11,490	11,393	11,732	11,871	11,988	12,144	12,190	12,392
C000109501
Account Value [Line Items]
Line Graph and Table Measure Name															Admiral Shares
Accumulated Value			10,000			10,152			10,321			10,680				10,546			10,367			10,519			10,542			10,668			10,660			10,791			10,845			10,849			11,146			11,375			11,856			11,979			12,127			12,092			12,296	12,356	12,377	12,120	12,359	12,115	11,989	11,251	11,319	10,636	10,844	10,984	10,978	10,806	11,463	11,366	11,704	11,844	11,960	12,114	12,155	12,358
C000109502
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Shares
Accumulated Value			5,000,000			5,076,193			5,162,324			5,341,787				5,274,553			5,185,602			5,262,469			5,275,386			5,338,910			5,334,842			5,401,733			5,428,049			5,431,819			5,579,867			5,695,756			5,937,417			5,997,794			6,072,403			6,055,845			6,160,954	6,190,119	6,200,026	6,072,740	6,194,650	6,071,257	6,009,013	5,639,559	5,673,075	5,332,641	5,439,336	5,506,868	5,506,754	5,420,942	5,752,047	5,702,910	5,871,315	5,941,944	6,001,843	6,078,603	6,101,600	6,204,104
C000217896
Account Value [Line Items]
Line Graph and Table Measure Name															Investor Shares
Accumulated Value	$ 10,000			$ 9,975			$ 10,183			$ 9,972			$ 9,860				$ 9,249				$ 9,307		$ 8,745				$ 8,916		$ 9,030			$ 9,028			$ 8,885			$ 9,425			$ 9,347			$ 9,615			$ 9,725			$ 9,825				$ 9,953			$ 9,982		$ 10,147
C000217897
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Shares
Accumulated Value		$ 5,000,000			$ 4,936,530			$ 5,036,192			$ 4,934,516			$ 4,878,782				$ 4,580,190		$ 4,608,167				$ 4,330,776		$ 4,415,235				$ 4,471,143			$ 4,470,748			$ 4,401,420			$ 4,669,348			$ 4,628,696			$ 4,765,423			$ 4,822,551			$ 4,870,374		$ 4,934,476			$ 4,953,337				$ 5,034,510
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg Global Aggregate Index ex USD
Accumulated Value			10,000			9,892			10,872			11,109				10,647			10,176			10,383			10,884			10,781			11,374			11,180			10,855			10,556			11,004			10,899			11,260			11,384			11,438			11,273			11,929	11,949	12,371	12,029	12,127	11,711	11,391	10,159	9,889	8,831	9,775	9,763	9,646	9,060	9,758	9,415	9,760	9,844	9,621	10,308	10,257	10,358
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg Global Aggregate Index ex USD
Accumulated Value			10,000			9,892			10,872			11,109				10,647			10,176			10,383			10,884			10,781			11,374			11,180			10,855			10,556			11,004			10,899			11,260			11,384			11,438			11,273			11,929	11,949	12,371	12,029	12,127	11,711	11,391	10,159	9,889	8,831	9,775	9,763	9,646	9,060	9,758	9,415	9,760	9,844	9,621	10,308	10,257	10,358
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg Global Aggregate Index ex USD
Accumulated Value			10,000			9,892			10,872			11,109				10,647			10,176			10,383			10,884			10,781			11,374			11,180			10,855			10,556			11,004			10,899			11,260			11,384			11,438			11,273			11,929	11,949	12,371	12,029	12,127	11,711	11,391	10,159	9,889	8,831	9,775	9,763	9,646	9,060	9,758	9,415	9,760	9,844	9,621	10,308	10,257	10,358
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg Global Aggregate Index ex USD
Accumulated Value			5,000,000			4,945,786			5,436,245			5,554,431				5,323,437			5,088,247			5,191,252			5,442,076			5,390,438			5,687,090			5,589,913			5,427,257			5,278,046			5,501,815			5,449,700			5,630,051			5,691,961			5,718,900			5,636,594			5,964,427	5,974,260	6,185,478	6,014,664	6,063,345	5,855,364	5,695,324	5,079,500	4,944,429	4,415,736	4,887,484	4,881,418	4,823,219	4,530,082	4,878,794	4,707,632	4,879,880	4,921,928	4,810,607	5,153,992	5,128,713	5,179,035
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg Global Aggregate Index ex USD
Accumulated Value	10,000			9,916			9,996			9,654			9,390				8,374				8,152		7,280				8,058		8,048			7,952			7,469			8,043			7,761			8,045			8,115			7,931				8,497			8,456		8,538
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg Global Aggregate Index ex USD
Accumulated Value		5,000,000			4,927,285			4,967,165			4,796,784			4,665,678				4,161,187		4,050,536				3,617,424		4,003,886				3,998,916			3,951,239			3,711,098			3,996,767			3,856,549			3,997,657			4,032,102			3,940,907		4,222,212			4,201,503				4,242,728
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Accumulated Value			10,000			10,158			10,330			10,696				10,570			10,395			10,558			10,588			10,721			10,717			10,854			10,911			10,925			11,221			11,458			11,948			12,075			12,227			12,205			12,416	12,483	12,506	12,258	12,497	12,248	12,132	11,393	11,442	10,769	10,970	11,119	11,125	10,972	11,629	11,535	11,861	12,008	12,150	12,293	12,348	12,546
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Accumulated Value			10,000			10,158			10,330			10,696				10,570			10,395			10,558			10,588			10,721			10,717			10,854			10,911			10,925			11,221			11,458			11,948			12,075			12,227			12,205			12,416	12,483	12,506	12,258	12,497	12,248	12,132	11,393	11,442	10,769	10,970	11,119	11,125	10,972	11,629	11,535	11,861	12,008	12,150	12,293	12,348	12,546
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Accumulated Value			10,000			10,158			10,330			10,696				10,570			10,395			10,558			10,588			10,721			10,717			10,854			10,911			10,925			11,221			11,458			11,948			12,075			12,227			12,205			12,416	12,483	12,506	12,258	12,497	12,248	12,132	11,393	11,442	10,769	10,970	11,119	11,125	10,972	11,629	11,535	11,861	12,008	12,150	12,293	12,348	12,546
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Accumulated Value			$ 5,000,000			$ 5,079,029			$ 5,165,189			$ 5,348,014				$ 5,285,090			$ 5,197,273			$ 5,278,771			$ 5,293,771			$ 5,360,444			$ 5,358,575			$ 5,426,883			$ 5,455,510			$ 5,462,587			$ 5,610,646			$ 5,729,108			$ 5,974,180			$ 6,037,703			$ 6,113,686			$ 6,102,374			$ 6,208,214	$ 6,241,617	$ 6,252,904	$ 6,129,192	$ 6,248,479	$ 6,123,998	$ 6,066,217	$ 5,696,337	$ 5,720,963	$ 5,384,409	$ 5,485,012	$ 5,559,318	$ 5,562,501	$ 5,486,137	$ 5,814,315	$ 5,767,505	$ 5,930,305	$ 6,003,967	$ 6,075,147	$ 6,146,472	$ 6,174,052	$ 6,273,083
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Accumulated Value	$ 10,000			$ 9,988			$ 10,183			$ 9,980			$ 9,886				$ 9,283				$ 9,323		$ 8,774				$ 8,938		$ 9,060			$ 9,065			$ 8,940			$ 9,475			$ 9,399			$ 9,664			$ 9,784			$ 9,900				$ 10,016			$ 10,061		$ 10,223
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Accumulated Value		$ 5,000,000			$ 4,946,745			$ 5,043,019			$ 4,942,553			$ 4,895,919				$ 4,597,397		$ 4,617,272				$ 4,345,646		$ 4,426,841				$ 4,486,812			$ 4,489,380			$ 4,427,748			$ 4,692,614			$ 4,654,835			$ 4,786,228			$ 4,845,679			$ 4,903,127		$ 4,960,691			$ 4,982,951				$ 5,062,877